                                     [MAP]
                       Semiannual Report January 31, 2002

Oppenheimer
Municipal Bond Fund

                                                       [LOGO]OppenheimerFunds(R)
                                                         The Right Way to Invest

REPORT HIGHLIGHTS

Fund Objective

Oppenheimer Municipal Bond Fund seeks as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital.

CONTENTS

 1 Letter to Shareholders

 3 An Interview with Your Fund's Managers

 8 Financial Statements

34 Officers and Trustees

-----------------------------------------

Cumulative Total Returns*

           For the Six-Month Period
           Ended 1/31/02

           Without            With
           Sales Chg.         Sales Chg.
------------------------------------------
Class A     0.09%             -4.66%
------------------------------------------
Class B    -0.40              -5.27
------------------------------------------
Class C    -0.40              -1.37

------------------------------------------

Average Annual Total Returns*

           For the 1-Year Period
           Ended 1/31/02

           Without            With
           Sales Chg.         Sales Chg.
-----------------------------------------
Class A    3.03%              -1.87%
-----------------------------------------
Class B    2.14               -2.74
-----------------------------------------
Class C    2.14                1.16

-----------------------------------------

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

LETTER TO SHAREHOLDERS

Dear Shareholder,

[PHOTO]
John V. Murphy
President
Oppenheimer Municipal Bond Fund

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just passed.
     For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to an economic slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimuli the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.
     The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."
     While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.
     Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, www.oppenheimerfunds.com, for timely fund information.

                      1 | OPPENHEIMER MUNICIPAL BOND FUND
                        |
                        |

LETTER TO SHAREHOLDERS

     This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.
     In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.
     I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that make OppenheimerFunds an integral part of The Right Way to Invest.

Sincerely,

/s/ John V. Murphy

John V. Murphy
February 22, 2002


These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict performance of the securities markets or any particular fund. Specific information that applies to your Fund is contained in the pages that follow.

                      2 | OPPENHEIMER MUNICIPAL BOND FUND
                        |
                        |

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Portfolio Management Team
Jerry Webman
Merrell Hora

How did Oppenheimer Municipal Bond Fund perform for the six months that ended January 31, 2002?
For the stated period, the Fund's results were mixed. We maintained the high dividends that are a hallmark of the Fund, however, we were less successful in protecting its total return from a very volatile municipal bond market.

Why was the municipal market so volatile?
In rapid fire succession, the market was subjected to several disruptive factors, including the attacks on September 11, 2001. Added to that event was the war on terrorism and five reductions in short-term interest rates by the Federal Reserve. The current economic recession, confirmed in November 2001, also disrupted the market as waning consumer spending left municipalities with lower sales tax receipts and raised the specter of possible bond defaults.

     Dwindling tax receipts and falling interest rates led localities to issue new debt, rapidly increasing the supply of municipal bonds. Meanwhile, demand tapered off as investors turned their attention to the domestic equity markets after November, thereby limiting any support for higher municipal bond prices.

     All these factors combined, plus apprehension about an uncertain future, kept the municipal bond market in turmoil. Additionally, once investors concluded that the worst might be over, volatility plagued the market as it headed toward recovery.

Which segments of the market contributed or detracted from Fund performance?
The short end of the yield curve delivered the most potent capital appreciation during the six months ended January 31, 2002. Prices for instruments that mature in seven years or less rose sharply as short-term interest rates became razor thin. Yields for longer term issues fluctuated during the period, but in the end, were unchanged.

     In contrast, yields on lower rated bonds surged upward after September 2001. Worried about a heightened possibility of defaults in this sector, investors demanded higher yields as a

                      3 | OPPENHEIMER MUNICIPAL BOND FUND
                        |
                        |

AN INTERVIEW WITH YOUR FUND'S MANAGERS

-----------------------------
Average Annual
Total Returns with
Sales Charge

For the Periods
Ended 12/31/01/1/

Class A
1-Year      5-Year  10-Year
-----------------------------
-2.51%      2.99%   4.99%

Class B             Since
1-Year      5-Year  Inception
-----------------------------
-3.17%      2.88%   4.16%

Class C             Since
1-Year      5-Year  Inception
-----------------------------
0.72%       3.21%   4.11%

-----------------------------

Standardized Yields/2/
For the 30 Days Ended 1/31/02
Class A             4.91%
-----------------------------
Class B             4.39
-----------------------------
Class C             4.39

-----------------------------

compensation for the increased risk. Prices plummeted, especially for airline-related industrial bonds.

How did you respond to the volatility?
Well before September 2001, we had replaced asbestos-related and other problematic bonds with carefully chosen airline-related securities. All were tied to national air carriers and to revenues from geographically significant airports, a combination that, in our view, reduces the likelihood of nonpayment of interest and principal.

     While none of our bonds defaulted, prices declined sharply for the entire travel-and-leisure industry after September 11, 2001. We quickly assessed all of our airline-related holdings, reducing exposure across the industry. We believe that air travel is a cyclical industry and when it recovers from the present downturn, it will gradually recoup the value lost since September 2001. Meanwhile, the rapid price depreciation has pushed up the bonds' current yields to exceptional levels and played a key role in maintaining the Fund's dividend level.

     Ultimately, we examined every position in the portfolio, in light of the changing environment, but made few changes. We concluded that, as a whole, the portfolio still provided the diversification across the yield curve and credit spectrum that is most consistent with the Fund's objectives. Shifting our focus to short-term bonds would have boosted total return in the near term, but it also would have driven our yields to near zero.

What other areas, besides airline-related bonds, contributed to the Fund's current yield?
Some of the long-term bonds purchased years ago were solid contributors to both current yield and total return during this period. These bonds, which had original terms of 15 to 20 years, are now approaching maturity (i.e., less than five years). Thus, they are sensitive to trends at the short end of the yield curve, where rates fell and prices rose in the past six months. What's

1. See Notes on page 6 for further details.
2. Standardized yield is based on net investment income for the 30-day period ended January 31, 2002. Falling share prices will tend to artificially raise yields.

                      4 | OPPENHEIMER MUNICIPAL BOND FUND
                        |
                        |

Credit Allocation/3/

AAA      56.3%
AA       11.8
A         9.0
BBB      12.8
BB        7.9
B         2.2

more, their coupons reflect the higher interest rate environment of several years ago, making them especially attractive as yields grew increasingly slim.

What is your outlook for the municipal market?
We also foresee continued economic weakness in the first calendar quarter of 2002 and a gradual return to economic expansion later in the year. In keeping with this idea of slow and subtle change, we don't plan to reposition the portfolio for any large-scale shifts in the market. Rather, we will be increasingly opportunistic, using our credit-analysis capabilities to pick up extra yield one bond at a time, and our risk-management expertise to keep the portfolio diversified. It is this ability to adjust to changing environments without losing sight of our objectives and long-term strategy that makes Oppenheimer Municipal Bond Fund part of The Right Way to Invest.

Top Five States/4/
-----------------------------------------------------------------------
Texas                                                            18.7%
-----------------------------------------------------------------------
Pennsylvania                                                     10.4
-----------------------------------------------------------------------
California                                                        7.2
-----------------------------------------------------------------------
Michigan                                                          5.5
-----------------------------------------------------------------------
Connecticut                                                       4.8

3. Portfolio data is subject to change. Percentages are as of January 31, 2002, and are dollar-weighted based on total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category. Average credit quality and allocation include rated securities and those not rated by a national rating organization (currently 8.24% of total investments) but to which the ratings given above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.
4. Portfolio data is subject to change. Percentages are as of January 31, 2002, and are based on net assets.

                      5 | OPPENHEIMER MUNICIPAL BOND FUND
                        |
                        |

NOTES

In reviewing performance, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares were first publicly offered on 10/27/76. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

Class B shares of the Fund were first publicly offered on 3/16/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                      6 | OPPENHEIMER MUNICIPAL BOND FUND
                        |
                        |

                                                                      Financials









                       7 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

STATEMENT OF INVESTMENTS January 31, 2002 / Unaudited

                                                  Ratings: Moody's/    Principal   Market Value
                                                         S&P/Fitch        Amount     See Note 1
==============================================================================================
Municipal Bonds and Notes--98.8%
----------------------------------------------------------------------------------------------
Alaska--1.4%
AK IDV & Export Authority Power RB,
Snettisham Power, Prerefunded,
Series 1, AMBAC Insured, 5.50%, 1/1/16                  Aaa/AAA/AAA  $   80,000     $    86,277
------------------------------------------------- ---------------------------------------------
AK IDV & Export Authority Power RB,
Snettisham Power, Prerefunded,
Series 1, AMBAC Insured, 5.50%, 1/1/17                  Aaa/AAA/AAA      90,000          97,061
-----------------------------------------------------------------------------------------------
AK Northern Tobacco Securitization Corp.
Tobacco Settlement
Asset-Backed RB, 6.50%, 6/1/31                             Aa3/A/A+   5,000,000       5,273,800
-----------------------------------------------------------------------------------------------
Anchorage, AK Water RRB,
AMBAC Insured, 5.625%, 9/1/13                           Aaa/AAA/AAA   1,000,000       1,079,030
-----------------------------------------------------------------------------------------------
Anchorage, AK Water RRB,
AMBAC Insured, 6%, 9/1/19                               Aaa/AAA/AAA   1,000,000       1,082,790
-----------------------------------------------------------------------------------------------
Anchorage, AK Water RRB,
AMBAC Insured, 6%, 9/1/24                               Aaa/AAA/AAA   1,500,000       1,614,270
                                                                                    -----------
                                                                                      9,233,228

-----------------------------------------------------------------------------------------------
Arizona--1.5%
AZ Educational LMC RRB, Series B, 7%, 3/1/05                 Aa2/NR   1,090,000       1,103,592
-----------------------------------------------------------------------------------------------
Central AZ Irrigation & Drainage District GORB,
Series A, 6%, 6/1/13                                          NR/NR   1,080,950         998,398
-----------------------------------------------------------------------------------------------
Peoria, AZ IDAU RRB, Sierra Winds Life,
Series A, 6.375%, 8/15/29                                     NR/NR   5,000,000       4,672,300
-----------------------------------------------------------------------------------------------
Scottsdale, AZ IDAU Hospital RB,
Scottsdale Healthcare, 5.80%, 12/1/31                       A3/BBB+   2,000,000       1,988,580
-----------------------------------------------------------------------------------------------
University of AZ COP, University Parking &
Student Housing,
AMBAC Insured, 5.75%, 6/1/19                            Aaa/AAA/AAA   1,000,000       1,060,920
                                                                                    -----------
                                                                                      9,823,790
                                                                                    -----------

-----------------------------------------------------------------------------------------------
California--7.2%
CA Foothill/Eastern Corridor Agency
Toll Road RRB, 5.75%, 1/15/40                         Baa3/BBB-/BBB   5,000,000       5,069,800
-----------------------------------------------------------------------------------------------
CA Foothill/Eastern Corridor Agency
Toll Road RRB, Sr. Lien, Prerefunded,
Series A, 6.50%, 1/1/32                                 Aaa/AAA/BBB   3,000,000       3,453,630
-----------------------------------------------------------------------------------------------
CA HFA RB, 11.797%, 2/1/25/2/                                 NR/NR   2,090,000       2,208,733
-----------------------------------------------------------------------------------------------
CA HFA RB, Series C, 6.65%, 8/1/14                          Aa2/AA-   5,000,000       5,222,300
-----------------------------------------------------------------------------------------------
CA SCDAU Revenue REF COP,
Cedars-Sinai Medical Center,
Inverse Floater, 8.89%, 11/1/15/3/                            A1/NR   1,500,000       1,548,750
-----------------------------------------------------------------------------------------------
CA SCDAU Revenue REF COP,
Cedars-Sinai Medical Center,
MBIA Insured, 6.50%, 8/1/12                                 Aaa/AAA   1,000,000       1,151,510
-----------------------------------------------------------------------------------------------
Industry, CA UDA TXAL REF Bonds,
Transportation District Project No. 3, 6.90%, 11/1/07         NR/A-     500,000         523,165

                      8 | OPPENHEIMER MUNICIPAL BOND FUND
                        |
                        |

                                                    Ratings: Moody's/         Principal     Market Value
                                                            S&P/Fitch            Amount       See Note 1
-----------------------------------------------------------------------------------------------------------
California Continued
Perris, CA SFM RB, Escrowed to Maturity,
Series A, 8.30%, 6/1/13                                       Aaa/AAA       $ 7,000,000      $ 9,320,710
-----------------------------------------------------------------------------------------------------------
Pomona, CA SFM RRB, Escrowed to Maturity,
Series A, 7.60%, 5/1/23                                       Aaa/AAA         6,000,000        7,620,120
-----------------------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue COP,
6.37%, 7/1/22/2/                                              Aaa/AAA         3,000,000        3,424,590
-----------------------------------------------------------------------------------------------------------
Redding, CA Electric System Revenue COP,
FGIC Insured, Inverse Floater, 9.87%, 6/1/19/3/           Aaa/AAA/AAA         6,000,000        6,480,000
-----------------------------------------------------------------------------------------------------------
Sacramento, CA MUD Electric RRB,
Series G, MBIA Insured, 6.50%, 9/1/13                       Aaa/AAA/A         1,000,000        1,205,630
                                                                                             --------------
                                                                                              47,228,938

-----------------------------------------------------------------------------------------------------------
Colorado--2.0%
CO HFA RRB, Single Family Program,
Series B-2, 7.10%, 4/1/17                                      Aa2/AA         1,465,000        1,675,608
-----------------------------------------------------------------------------------------------------------
CO HFAU RRB, Unrefunded Balance,
6.625%, 2/1/22                                              Baa2/BBB+         5,000,000        5,114,850
-----------------------------------------------------------------------------------------------------------
CO Housing FAU SFM RB, Sr. Lien,
Series C-2, 6.875%, 11/1/28                                    Aa2/NR         1,310,000        1,397,128
-----------------------------------------------------------------------------------------------------------
CO Resource & Power DA
Small Water Resource RB,
Series A, FGIC Insured, 5.80%, 11/1/20                    Aaa/AAA/AAA         1,000,000        1,064,140
-----------------------------------------------------------------------------------------------------------
Denver, CO City & Cnty. Airport RB,
9.952%, 11/15/16/1,2/                                           NR/NR         1,500,000        1,714,305
-----------------------------------------------------------------------------------------------------------
Denver, CO City & Cnty. Airport RB,
9.952%, 11/15/18/1,2/                                           NR/NR         1,000,000        1,135,540
-----------------------------------------------------------------------------------------------------------
Douglas & Elbert Cntys., CO SDI No. RE-1,
Improvement GOB, Series A, MBIA Insured,
8%, 12/15/09                                                  Aaa/AAA         1,000,000        1,260,450
                                                                                            ---------------
                                                                                              13,362,021

-----------------------------------------------------------------------------------------------------------
Connecticut--4.8%
CT SPTX RRB, Transportation Infrastructure A,
5.50%, 10/1/12                                            Aaa/AAA/AAA         2,475,000        2,739,082
-----------------------------------------------------------------------------------------------------------
Mashantucket, CT Western Pequot Tribe
Special RB, Prerefunded,
Series A, 6.40%, 9/1/11/1/                                    Aaa/AAA         7,435,000        8,587,053
-----------------------------------------------------------------------------------------------------------
Mashantucket, CT Western Pequot Tribe
Special RB, Unrefunded Balance,
Series A, 6.40%, 9/1/11/1/                                  Baa2/BBB-         7,565,000        8,018,295
-----------------------------------------------------------------------------------------------------------
Mashantucket, CT Western Pequot Tribe
Special RRB, Sub. Lien, Series B, 5.75%, 9/1/27/1/            Baa3/NR        11,900,000       11,493,139

Mashantucket, CT Western Pequot Tribe
Special RRB, Subseries B,
Zero Coupon, 6.11%, 9/1/16/1,4/                             Baa3/BBB-         2,000,000          830,300
                                                                                           ---------------
                                                                                              31,667,869

                      9 | OPPENHEIMER MUNICIPAL BOND FUND
                        |
                        |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                  Ratings: Moody's/      Principal   Market Value
                                                          S&P/Fitch         Amount     See Note 1
-------------------------------------------------------------------------------------------------
Florida--1.7%
Dade Cnty., FL IDAU RB, Miami
Cerebral Palsy Services Project, 8%, 6/1/22                   NR/NR   $  2,690,000   $  2,760,424
-------------------------------------------------------------------------------------------------
FL BOE Capital Outlay GORB, 8.40%, 6/1/07                   Aa2/AA+        750,000        895,372
-------------------------------------------------------------------------------------------------
FL HFA MH RRB, Series C, 6%, 8/1/11                          NR/AAA      1,000,000      1,067,140
-------------------------------------------------------------------------------------------------
Grand Haven, FL CDD SPAST Bonds, Series B,
6.90%, 5/1/19                                                 NR/NR        603,000        603,404
-------------------------------------------------------------------------------------------------
Heritage Springs, FL CDD Capital Improvement
RB, Series B, 6.25%, 5/1/05                                   NR/NR        975,000        979,768
-------------------------------------------------------------------------------------------------
Highlands Cnty., FL HFAU RB, Adventist/Sunbelt,
Series A, 6%, 11/15/31                                      Baa1/A-      2,500,000      2,512,525
-------------------------------------------------------------------------------------------------
Lee Cnty., FL Hospital Board of Directors
RRB, MBIA Insured, Inverse Floater,
10.25%, 3/26/20/3/                                          Aaa/AAA      1,000,000      1,047,500
-------------------------------------------------------------------------------------------------
Lee Cnty., FL Housing FAU SFM RB,
Series A-2, 6.85%, 3/1/29                                    Aaa/NR      1,240,000      1,353,113
                                                                                     ------------
                                                                                       11,219,246

-------------------------------------------------------------------------------------------------
Georgia--3.8%
GA MEAU RRB, Project One, Series X, MBIA Insured,
6.50%, 1/1/12                                               Aaa/AAA        500,000        577,015
-------------------------------------------------------------------------------------------------
GA MEAU SPO REF Bonds, Series Y, MBIA Insured,
6.50%, 1/1/17                                           Aaa/AAA/AAA     11,750,000     13,894,492
-------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU SWD RB, Visy Paper, Inc.
Project, 7.40%, 1/1/16                                        NR/NR      4,160,000      4,217,907
-------------------------------------------------------------------------------------------------
Savannah, GA EDAU RB, College of Art & Design
Project, 6.90%, 10/1/29                                     NR/BBB-      5,880,000      6,153,949
                                                                                     ------------
                                                                                       24,843,363

-------------------------------------------------------------------------------------------------
Hawaii--1.3%
HI Airport System RB, 9.952%, 7/1/20/12/                      NR/NR      5,000,000      5,669,750
-------------------------------------------------------------------------------------------------
HI Airport System RRB, Series B, 6.625%, 7/1/18         Aaa/AAA/AAA      1,500,000      1,673,970
-------------------------------------------------------------------------------------------------
HI Budget & Finance Department Special Purpose
RRB, Hawaiian Electric Co., Inc., Series D, AMBAC
Insured, 6.15%, 1/1/20                                  Aaa/AAA/AAA      1,000,000      1,071,060
                                                                                     ------------
                                                                                        8,414,780

-------------------------------------------------------------------------------------------------
Illinois--3.5%
Chicago, IL GOUN, Series A, FGIC Insured,
6.75%, 1/1/35                                           Aaa/AAA/AAA      2,000,000      2,393,700
-------------------------------------------------------------------------------------------------
Cook Cnty., IL Community College District No. 508
Chicago COP, FGIC Insured, 8.75%, 1/1/05                Aaa/AAA/AAA        500,000        577,015
-------------------------------------------------------------------------------------------------
Cook Cnty., IL GOUN, FGIC Insured, 5.50%, 11/15/22      Aaa/AAA/AAA      4,000,000      4,044,400
-------------------------------------------------------------------------------------------------
IL Regional Transportation Authority RB, AMBAC
Insured, 7.20%, 11/1/20                                 Aaa/AAA/AAA      7,500,000      9,435,675
-------------------------------------------------------------------------------------------------
McHenry & Kane Cntys., IL Community
Construction SDI No. 158 GOUN, FGIC Insured,
Zero Coupon, 5.66%, 1/1/20/4/                           Aaa/AAA/AAA      2,500,000        951,175

                       10 | OPPENHEIMER MUNICIPAL BOND FUND
                          |
                          |

                                                              Ratings: Moody's/         Principal       Market Value
                                                                      S&P/Fitch            Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------
Illinois Continued
McHenry & Kane Cntys., IL Community
Construction SDI No. 158 GOUN, FGIC
Insured, Zero Coupon, 5.62%, 1/1/19/4/                              Aaa/AAA/AAA       $ 4,000,000        $ 1,616,040
---------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority RB,
IL Hospitality Facilities, McCormick Plaza
Convention Center, Escrowed to Maturity, 7%, 7/1/26                  Aaa/AAA/A+         3,000,000          3,783,270
                                                                                                         -----------
                                                                                                          22,801,275

---------------------------------------------------------------------------------------------------------------------
Indiana--3.7%
Evansville Vanderburgh, IN RB, PubLeasing Corp.,
MBIA Insured, 5.125%, 1/15/24                                       Aaa/AAA/AAA         1,000,000            983,160
---------------------------------------------------------------------------------------------------------------------
Indianapolis, IN Airport Authority RB, SPF Federal
Express Corp. Project, 7.10%, 1/15/17                                  Baa2/BBB        15,500,000         16,399,310
---------------------------------------------------------------------------------------------------------------------
Indianapolis, IN Airport Authority RB, SPF
United Airlines Project, Series A,
6.50%, 11/15/31/5/                                                      Caa1/B+         7,750,000          4,674,257
---------------------------------------------------------------------------------------------------------------------
Merrillville, IN Multi School Building Corp.
RRB, First Meeting, MBIA Insured, 5%, 1/5/21                        Aaa/AAA/AAA         2,000,000          1,974,620
                                                                                                         -----------
                                                                                                          24,031,347

---------------------------------------------------------------------------------------------------------------------
Iowa--0.4%
IA Tobacco Settlement Authority RB,
Asset-Backed-Series B, 5.60%, 6/1/35                                       A1/A         3,000,000          2,789,010
---------------------------------------------------------------------------------------------------------------------
Kansas--0.2%
KS Development FAU RRB, State Projects,
5.50%, 3/1/16                                                       Aaa/AAA/AAA         1,185,000          1,249,452
---------------------------------------------------------------------------------------------------------------------
Kentucky--0.3%
Kenton Cnty., KY AB RB, SPF Delta Airlines Project,
Series A, 6.125%, 2/1/22                                                Ba3/BB+         2,290,000          2,024,566
---------------------------------------------------------------------------------------------------------------------
Louisiana--2.1%
LA Tobacco Settlement Financing Corp. RB,
Asset-Backed-Series 2001B, 5.875%, 5/15/39                              A1/A/A+         3,000,000          2,931,420
---------------------------------------------------------------------------------------------------------------------
New Orleans, LA Home Mtg. Authority SPO
REF Bonds, Escrowed to Maturity, 6.25%, 1/15/11                          Aaa/NR         9,500,000         10,810,145
                                                                                                         -----------
                                                                                                          13,741,565

---------------------------------------------------------------------------------------------------------------------
Massachusetts--4.2%
MA Health & Educational FA RB, Mt. Auburn
Hospital Issue, Series B-1, MBIA
Insured, 6.25%, 8/15/14                                                 Aaa/AAA         1,000,000          1,093,350
---------------------------------------------------------------------------------------------------------------------
MA HFA RB, Series A, AMBAC Insured,
6.60%, 7/1/14                                                       Aaa/AAA/AAA         1,750,000          1,830,570
---------------------------------------------------------------------------------------------------------------------
MA Refunding GOLB, Series D, 5.50%, 11/1/15                         Aa2/AA-/AA-         2,860,000          3,121,461
---------------------------------------------------------------------------------------------------------------------
MA TUAU Metropolitan Highway System
RRB, Sr. Lien, Series A, MBIA Insured, 5%, 1/1/37                   Aaa/AAA/AAA         7,000,000          6,630,050
---------------------------------------------------------------------------------------------------------------------
MA Water Resource Authority RB, Series A,
6.50%, 7/15/19                                                       Aa3/AA/AA-        12,225,000         14,509,730
                                                                                                         -----------
                                                                                                          27,185,161

                      11 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                          Ratings: Moody's/            Principal      Market Value
                                                                                  S&P/Fitch               Amount        See Note 1
----------------------------------------------------------------------------------------------------------------------------------
Michigan--5.5%
Chippewa Valley, MI School GOUN, School
Building & Site, Series I, 5%, 5/1/26                                               Aaa/AAA          $ 2,250,000       $ 2,195,775
----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI GOB, Series B, MBIA Insured,
6%, 4/1/17                                                                      Aaa/AAA/AAA            3,035,000         3,325,996
----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI Sewage Disposal RB, Prerefunded,
FGIC Insured, Inverse Floater, 9.59%, 7/1/23/3/                                 Aaa/AAA/AAA           10,100,000        11,652,875
----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI Sewage Disposal RRB, Unrefunded
Balance, FGIC Insured, Inverse Floater, 9.59%, 7/1/23/3/                        Aaa/AAA/AAA            3,100,000         3,266,625
----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI Water Supply System RB, Prerefunded,
FGIC Insured, Inverse Floater, 10.94%, 7/1/22/3/                                Aaa/AAA/AAA            3,700,000         3,996,000
----------------------------------------------------------------------------------------------------------------------------------
Detroit, MI Water Supply System RB, Unrefunded
Balance, FGIC Insured, Inverse Floater, 10.94%, 7/1/22/3,5/                     Aaa/AAA/AAA            1,500,000         1,588,125
----------------------------------------------------------------------------------------------------------------------------------
Howell, MI Public Schools GOUN, Prerefunded,
MBIA Insured, 5.875%, 5/1/19                                                    Aaa/AAA/AAA            1,850,000         2,071,871
----------------------------------------------------------------------------------------------------------------------------------
MI Hospital FAU RRB, FSA Insured, Inverse Floater,
10.79%, 2/15/22/3,5/                                                            Aaa/AAA/AAA            5,000,000         5,206,250
----------------------------------------------------------------------------------------------------------------------------------
Wayne Cnty., MI SPF Airport RRB, Northwest
Airlines, Inc., Series 1995, 6.75%, 12/1/15                                           NR/NR            3,000,000         2,408,850
                                                                                                                       -----------
                                                                                                                        35,712,367

----------------------------------------------------------------------------------------------------------------------------------
Minnesota--0.4%
Minneapolis/St. Paul, MN Metro Airports
Commission SPF RB, Northwest Airlines,
Series B, 6.50%, 4/1/25                                                               NR/NR            1,000,000           926,840
----------------------------------------------------------------------------------------------------------------------------------
Minneapolis/St. Paul, MN Metro Airports
Commission SPF RB, Northwest Airlines,
Series C, FGIC Insured, 5.125%, 1/1/20                                          Aaa/AAA/AAA            2,000,000         2,010,000
                                                                                                                       -----------
                                                                                                                         2,936,840

----------------------------------------------------------------------------------------------------------------------------------
Missouri--1.1%
MO Development Finance Board Infrastructure
Facilities RRB, Midtown Redevelopment Project,
Series A, MBIA Insured, 5.75%, 4/1/22                                           Aaa/AAA/AAA            1,000,000         1,054,850
----------------------------------------------------------------------------------------------------------------------------------
St. Louis, MO Airport RB, Airport Development
Project, Series A, MBIA Insured, 5.25%, 7/1/31                                  Aaa/AAA/AAA            3,500,000         3,503,710
----------------------------------------------------------------------------------------------------------------------------------
St. Louis, MO IDAU RB, St. Louis Convention,
Sr. Lien, Series A, 6.875%, 12/15/20                                                Baa3/NR            2,500,000         2,566,150
                                                                                                                       -----------
                                                                                                                         7,124,710

----------------------------------------------------------------------------------------------------------------------------------
Nevada--0.8%
Clark Cnty., NV Passenger Facility Charge RB,
Las Vegas McCarran International Airport Project,
Series B, MBIA Insured, 6.50%, 7/1/12                                               Aaa/AAA            2,000,000         2,075,640
----------------------------------------------------------------------------------------------------------------------------------
Washoe Cnty., NV SDI GOLB, FSA Insured,
5.875%, 6/1/20                                                                  Aaa/AAA/AAA            3,175,000         3,362,484
                                                                                                                       -----------
                                                                                                                         5,438,124

                      12 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

                                                                Ratings: Moody's/      Principal     Market Value
                                                                      S&P/Fitch           Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------
New Hampshire--0.2%
NH Housing FAU SFM RB, Series C, 6.90%, 7/1/19                         Aa2/NR          $ 535,000      $  550,900
-----------------------------------------------------------------------------------------------------------------
NH Turnpike System RRB, Series A, FGIC Insured,                                          500,000         577,320
6.75%, 11/1/11                                                    Aaa/AAA/AAA                        ------------
                                                                                                       1,128,220

-----------------------------------------------------------------------------------------------------------------
New Jersey--4.6%
NJ EDAU Retirement Community RB, Cedar Crest
Village, Inc. Facilities, Series A, 7.25%, 11/15/21                     NR/NR          1,000,000         983,360
-----------------------------------------------------------------------------------------------------------------
NJ EDAU SPF RB, Continental Airlines, Inc. Project,
6.25%, 9/15/19                                                         B3/BB-          2,880,000       2,379,542
-----------------------------------------------------------------------------------------------------------------
NJ EDAU SPF RB, Continental Airlines, Inc. Project,
6.25%, 9/15/29                                                         B3/BB-          3,000,000       2,385,420
-----------------------------------------------------------------------------------------------------------------
NJ Transportation COR Series 15, AMBAC Insured,
10.71%, 9/15/15/2/                                                     NR/AAA          3,250,000       3,978,163
-----------------------------------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, 6.50%, 1/1/16                                  A3/A-/A         16,150,000      18,868,045
-----------------------------------------------------------------------------------------------------------------
NJ TUAU RRB, Series C, MBIA Insured, 6.50%, 1/1/16                    Aaa/AAA          1,100,000       1,304,875
                                                                                                     ------------
                                                                                                      29,899,405
                                                                                                     ------------

-----------------------------------------------------------------------------------------------------------------
New York--4.5%
NYC GOB, Inverse Floater, 9.86%, 8/27/15/3/                           A2/A/A+          3,050,000       3,274,938
-----------------------------------------------------------------------------------------------------------------
NYC MWFAU WSS RRB, 5.50%, 6/15/33                                   Aa2/AA/AA          3,850,000       3,938,858
-----------------------------------------------------------------------------------------------------------------
NYS DA RB, SUEFS, FGIC Insured, 5.25%, 5/15/18                    Aaa/AAA/AAA          1,000,000       1,025,910
-----------------------------------------------------------------------------------------------------------------
NYS HFA RRB, NYC HF, Series A, 6%, 11/1/06                               A3/A          4,000,000       4,399,880
-----------------------------------------------------------------------------------------------------------------
NYS HFA RRB, NYC HF, Series A, 6%, 5/1/08                                A3/A          2,000,000       2,168,020
-----------------------------------------------------------------------------------------------------------------
NYS MTAU Dedicated Tax Fund RB, Series A, FGIC
Insured, 6.125%, 4/1/17                                           Aaa/AAA/AAA          1,000,000       1,115,020
-----------------------------------------------------------------------------------------------------------------
NYS Tollway Authority Highway & Bridge Trust
Fund RB, Series A, FSA Insured, 6%, 4/1/16                        Aaa/AAA/AAA          1,000,000       1,110,980
-----------------------------------------------------------------------------------------------------------------
NYS UDC RB, Series C, 5.875%, 1/1/19                              Aaa/AAA/AAA          5,000,000       5,368,800
-----------------------------------------------------------------------------------------------------------------
TSASC, Inc., NY RB, 6.25%, 7/15/27                                   Aa1/A/A+          1,750,000       1,833,528
-----------------------------------------------------------------------------------------------------------------
TSASC, Inc., NY RB, Series 1, 6.25%, 7/15/34                         Aa2/A/A+          5,000,000       5,228,350
                                                                                                      -----------
                                                                                                      29,464,284

-----------------------------------------------------------------------------------------------------------------
Ohio--2.2%
Cleveland, OH PPS RB, First Mtg., Prerefunded,
Series A, MBIA Insured, 7%, 11/15/16                                  Aaa/AAA          1,100,000       1,253,824
-----------------------------------------------------------------------------------------------------------------
Cleveland, OH PPS RB, First Mtg., Unrefunded
Balance, Series A, MBIA Insured, 7%, 11/15/16                         Aaa/AAA            900,000       1,025,856
-----------------------------------------------------------------------------------------------------------------
Mahoning Valley, OH Sanitary Distilled Water RRB,
FSA Insured, 5.75%, 11/15/16                                      Aaa/AAA/AAA          1,450,000       1,558,823
-----------------------------------------------------------------------------------------------------------------
Montgomery Cnty., OH HCF RRB, Series B,
6.25%, 2/1/22                                                           NR/NR          2,500,000       1,831,025
-----------------------------------------------------------------------------------------------------------------
OH Air Quality DAU PC RRB, Series A, 6.10%, 8/1/20                   Baa2/BBB          6,500,000       6,597,500
-----------------------------------------------------------------------------------------------------------------
OH Solid Waste RB, Republic Engineered Steels, Inc.
Project, 9%, 6/1/21/5/,/6/                                              NR/NR          7,800,000         269,100

                      13 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                        Ratings: Moody's/           Principal   Market Value
                                                                S&P/Fitch              Amount     See Note 1
-------------------------------------------------------------------------------------------------------------
Ohio Continued
Streetsboro, OH SDI GOB, AMBAC Insured,
7.125%, 12/1/10                                               Aaa/AAA/AAA         $   500,000   $    584,225
-------------------------------------------------------------------------------------------------------------
Summit Cnty., OH GOLB, FGIC Insured,
6.25%, 12/1/21                                                Aaa/AAA/AAA           1,270,000      1,412,964
                                                                                                -------------
                                                                                                  14,533,317

-------------------------------------------------------------------------------------------------------------
Oklahoma--0.7%
OK Industrial Authority Health Systems RB, Baptist
Medical Center, Series C, AMBAC Insured,
7%, 8/15/05                                                   Aaa/AAA/AAA           2,000,000      2,271,720
-------------------------------------------------------------------------------------------------------------
Tulsa, OK Municipal Airport Trust RB, American
Airlines Project, 6.25%, 6/1/20                                     B1/BB           3,260,000      2,617,454
                                                                                                -------------
                                                                                                   4,889,174

-------------------------------------------------------------------------------------------------------------
Pennsylvania--10.4%
Allegheny Cnty., PA HDAU RB, Health System,
Series B, 9.25%, 11/15/30                                        B1/B+/B+           8,000,000      8,439,600
-------------------------------------------------------------------------------------------------------------
Allegheny Cnty., PA HDAU RRB, Villa St. Joseph
HCF, 6%, 8/15/28                                                    NR/NR           2,000,000      1,674,540
-------------------------------------------------------------------------------------------------------------
Berks Cnty., PA GOB, Prerefunded, FGIC Insured,
Inverse Floater, 11.02%, 11/10/20/3/                          Aaa/AAA/AAA           1,000,000      1,113,750
-------------------------------------------------------------------------------------------------------------
Chartiers Valley, PA CD IDAU First Mtg. RRB, Asbury
Health Center, 6.375%, 12/1/19                                      NR/NR           1,250,000      1,156,613
-------------------------------------------------------------------------------------------------------------
Chartiers Valley, PA CD IDAU First Mtg. RRB, Asbury
Health Center, 6.375%, 12/1/24                                      NR/NR           1,500,000      1,359,015
-------------------------------------------------------------------------------------------------------------
PA Convention Center RRB, Series A, MBIA-IBC
Insured, 6.75%, 9/1/19                                        Aaa/AAA/AAA           1,150,000      1,282,745
-------------------------------------------------------------------------------------------------------------
PA EDFAU Facilities RB, National Gypsum Co.,
Series B, 6.125%, 11/2/27                                           NR/NR           4,000,000      2,867,680
-------------------------------------------------------------------------------------------------------------
PA EDFAU RR RB, Colver Project, Series D, 7.15%, 12/1/18          NR/BBB-           3,000,000      3,103,230
-------------------------------------------------------------------------------------------------------------
PA HEAA Student Loan RB, Series B, AMBAC
Insured, Inverse Floater, 10.72%, 3/1/22/3/                   Aaa/AAA/AAA          18,750,000     19,898,438
-------------------------------------------------------------------------------------------------------------
Philadelphia, PA Airport RRB, FGIC Insured,
5.375%, 6/15/12                                               Aaa/AAA/AAA           3,130,000      3,258,174
-------------------------------------------------------------------------------------------------------------
Philadelphia, PA Hospital & HEFAU RB, Temple
University Childrens Medical, Series A, 5.625%, 6/15/19          Baa2/BBB           1,200,000      1,121,100
-------------------------------------------------------------------------------------------------------------
Philadelphia, PA Hospital & HEFAU RRB,
The Philadelphia Protestant Home Project,
Series A, 6.50%, 7/1/27                                             NR/NR           3,380,000      3,062,010
-------------------------------------------------------------------------------------------------------------
Philadelphia, PA IDAU HCF RRB, Baptist Home of
Philadelphia, Series A, 5.50%, 11/15/18                             NR/NR           1,670,000      1,427,616
-------------------------------------------------------------------------------------------------------------
Philadelphia, PA Regional POAU Lease RB, MBIA
Insured, Inverse Floater, 10.82%, 9/1/20/3/                       Aaa/AAA           1,900,000      2,049,625
-------------------------------------------------------------------------------------------------------------
Philadelphia, PA Water & Wastewater RB, FGIC
Insured, 10%, 6/15/05                                         Aaa/AAA/AAA           7,600,000      9,251,860
-------------------------------------------------------------------------------------------------------------
Schuylkill Cnty., PA IDAU RR RRB, Schuylkill Energy
Resources, Inc., 6.50%, 1/1/10                                      NR/NR           6,955,000      6,990,679
                                                                                                -------------
                                                                                                  68,056,675

                      14 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

                                                            Ratings: Moody's/        Principal     Market Value
                                                                    S&P/Fitch           Amount       See Note 1
---------------------------------------------------------------------------------------------------------------
South Carolina--2.6%
Piedmont, SC MPA RRB, Escrowed to Maturity,
Series A, FGIC Insured, 6.50%, 1/1/16                             Aaa/AAA/AAA       $  285,000      $   337,115
---------------------------------------------------------------------------------------------------------------
Piedmont, SC MPA RRB, Unrefunded Balance,
Series A, FGIC Insured, 6.50%, 1/1/16                             Aaa/AAA/AAA        1,715,000        1,988,457
---------------------------------------------------------------------------------------------------------------
SC Tobacco Settlement Management Authority RB,
Series 850-B, 10.139%, 5/15/28/1,2/                                     NR/NR        3,500,000        3,714,865
---------------------------------------------------------------------------------------------------------------
SC Tobacco Settlement Management Authority RB,
Series B, 6.375%, 5/15/28                                             A1/A/A+        5,500,000        5,675,175
---------------------------------------------------------------------------------------------------------------
SC Transportation Infrastructure Bank RB, Series A,
AMBAC Insured, 5.50%, 10/1/19                                      Aaa/NR/AAA        4,940,000        5,163,782
                                                                                                    -----------
                                                                                                     16,879,394

---------------------------------------------------------------------------------------------------------------
Texas--18.7%
AAAU TX SPF RB, American Airlines, Inc. Project,
7%, 12/1/11                                                             B1/BB        3,000,000        2,709,150
---------------------------------------------------------------------------------------------------------------
Cedar Hill, TX ISD GOUN, Zero Coupon,
6.10%, 8/15/11/4/                                                  Aaa/NR/AAA        1,585,000          996,299
---------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD GORB, Series A, Zero
Coupon, 5.89%, 2/15/14/4,7/                                           Aaa/AAA       15,710,000        8,628,403
---------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD GORB, Series A, Zero
Coupon, 5.85%, 2/15/15/4/                                             Aaa/AAA       15,000,000        7,739,400
---------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD GORB, Series A, Zero
Coupon, 5.91%, 2/15/16/4/                                             Aaa/AAA       16,240,000        7,856,262
---------------------------------------------------------------------------------------------------------------
Dallas-Fort Worth, TX International Airport Facilities
Improvement Corp. RB, American Airlines, Inc.,
7.25%, 11/1/30                                                          B1/BB        4,000,000        3,364,720
---------------------------------------------------------------------------------------------------------------
Dallas/Fort Worth, TX International Airport RRB,
Series A, FGIC Insured, 5.50%, 11/31/01                           Aaa/AAA/AAA        2,000,000        1,992,560
---------------------------------------------------------------------------------------------------------------
Grand Prairie, TX HFDC RRB, Dallas/Ft. Worth
Medical Center Project, AMBAC Insured,
6.875%, 11/1/10                                                   Aaa/AAA/AAA        1,800,000        1,842,120
---------------------------------------------------------------------------------------------------------------
Harris Cnty., TX GORB, Toll Road, Sub. Lien,
Prerefunded, 6.50%, 8/15/15                                           Aa1/AA+          215,000          224,989
---------------------------------------------------------------------------------------------------------------
Harris Cnty., TX GORB, Toll Road, Sub. Lien,
Unrefunded Balance, 6.50%, 8/15/15                                    Aa1/AA+          785,000          817,687
---------------------------------------------------------------------------------------------------------------
Harris Cnty., TX Hospital District Mtg. RRB, Jr. Lien,
Unrefunded Balance, 7.40%, 2/15/10                                Aaa/AAA/AAA        2,000,000        2,338,440
---------------------------------------------------------------------------------------------------------------
Hays, TX ISD GOUN, Zero Coupon, 6.03%, 8/15/20/4/                 Aaa/AAA/AAA        5,370,000        1,876,385
---------------------------------------------------------------------------------------------------------------
Houston, TX Airport System RB, SPF Continental
Airlines, Series E, 6.75%, 7/1/29                                    B3/BB-/B        7,020,000        5,526,355
---------------------------------------------------------------------------------------------------------------
Houston, TX Airport System RRB, Sub. Lien,
Series B, FSA Insured, 5.50%, 7/1/30                              Aaa/AAA/AAA        5,000,000        5,072,050
---------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, Prior Lien, Unrefunded Balance,
Series B, 6.40%, 12/1/09                                             A2/A+/A+          995,000        1,053,068
---------------------------------------------------------------------------------------------------------------
Houston, TX WSS RB, Prior Lien, Unrefunded Balance,
Series B, 6.75%, 12/1/08                                             A2/A+/A+          440,000          450,534
---------------------------------------------------------------------------------------------------------------
Houston, TX WSS RRB, Jr. Lien, Series B, FGIC Insured,
5.25%, 12/1/23                                                    Aaa/AAA/AAA        4,000,000        4,009,520

                      15 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                            Ratings: Moody's/       Principal       Market Value
                                                                                    S&P/Fitch          Amount         See Note 1
--------------------------------------------------------------------------------------------------------------------------------
Texas Continued
Lower Colorado River Authority, TX RRB, Series A,
5.875%, 5/15/17                                                                   Aaa/AAA/AAA     $ 1,625,000        $ 1,745,331
--------------------------------------------------------------------------------------------------------------------------------
Lower Neches Valley, TX IDAU Corp. Sewer Facilities
RB, Mobil Oil Refining Corp. Project, 6.40%, 3/1/30                                   Aaa/AAA       1,000,000          1,048,610
--------------------------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Prerefunded, Series B,
6.30%, 5/15/06                                                                        Aa3/AA-         290,000            299,776
--------------------------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Prerefunded, Series B,
6.40%, 5/15/08                                                                        Aa3/AA-         480,000            496,320
--------------------------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Series A, 7.25%, 11/15/19                                     NR/NR       2,000,000          2,002,460
--------------------------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Series A, 7.50%, 11/15/29                                     NR/NR       3,000,000          3,026,370
--------------------------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Unrefunded Balance,
Series B, 6.30%, 5/15/06                                                              Aa3/AA-       2,710,000          2,791,137
--------------------------------------------------------------------------------------------------------------------------------
North Central TX HFDC RB, Unrefunded Balance,
Series B, 6.40%, 5/15/08                                                              Aa3/AA-       4,520,000          4,656,640
--------------------------------------------------------------------------------------------------------------------------------
Pflugerville, TX ISD GOUN, 5%, 8/15/26                                                Aaa/AAA       4,180,000          4,039,468
--------------------------------------------------------------------------------------------------------------------------------
Retama, TX Development Corp. SPF RRB, Retama
Racetrack, Escrowed to Maturity, Series A, 10%, 12/15/19                              Aaa/AAA       1,680,000          2,671,620
--------------------------------------------------------------------------------------------------------------------------------
Rio Grande Valley, TX HFDC Retirement Facilities RB,
Golden Palms, Series B, MBIA Insured, 6.40%, 8/1/12                                   Aaa/AAA       2,000,000          2,086,860
--------------------------------------------------------------------------------------------------------------------------------
TX MPA RRB, MBIA Insured, Zero Coupon,
5.95%, 9/1/13/4/                                                                    Aaa/AAA/A       6,900,000          3,925,065
--------------------------------------------------------------------------------------------------------------------------------
TX MPA RRB, MBIA Insured, Zero Coupon,
5.93%, 9/1/14/4/                                                                    Aaa/AAA/A      17,500,000          9,354,450
--------------------------------------------------------------------------------------------------------------------------------
TX MPA RRB, MBIA Insured, Zero Coupon,
5.85%, 9/1/15/4/                                                                    Aaa/AAA/A      10,000,000          5,019,000
--------------------------------------------------------------------------------------------------------------------------------
TX MPA RRB, MBIA Insured, Zero Coupon,
5.98%, 9/1/16/4/                                                                    Aaa/AAA/A      39,990,000         18,808,497
--------------------------------------------------------------------------------------------------------------------------------
TX United Independent SDI GOUN, 5.125%, 8/15/26                                       Aaa/AAA       4,295,000          4,224,218
                                                                                                                    ------------
                                                                                                                     122,693,764

--------------------------------------------------------------------------------------------------------------------------------
Vermont--0.2%
VT HFA Home Mtg. Purchase RB, Series A, 7.85%, 12/1/29                                   A1/A         970,000            996,433
--------------------------------------------------------------------------------------------------------------------------------
Virginia--1.5%
Pocahontas Parkway Assn., VA Toll Road RB, First
Tier, Sub. Lien, Series C, Zero Coupon, 5.60%, 8/15/05/4/                              Ba1/NR       2,300,000          1,597,166
--------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, First
Tier, Sub. Lien, Series C, Zero Coupon, 5.75%, 8/15/07/4/                              Ba1/NR       2,800,000          1,582,252
--------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, First
Tier, Sub. Lien, Series C, Zero Coupon, 5.80%, 8/15/08/4/                              Ba1/NR       3,000,000          1,529,250
--------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, First Tier,
Sub. Lien, Series C, Zero Coupon, 5.85%, 8/15/09/4/                                    Ba1/NR       3,100,000          1,425,504
--------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA Toll Road RB, Sr. Lien,
Series B, Zero Coupon, 5.86%, 8/15/22/4/                                               NR/A/A      14,150,000          3,379,586
                                                                                                                    ------------
                                                                                                                       9,513,758

                      16 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

                                                      Ratings: Moody's/        Principal        Market Value
                                                              S&P/Fitch           Amount          See Note 1
---------------------------------------------------------------------------------------------------------------
Washington--4.8%
Clark Cnty., WA Public Utility District No. 001
Generating System RRB, FSA Insured, 5.125%, 1/1/20          Aaa/AAA/AAA      $ 2,730,000        $  2,717,524
---------------------------------------------------------------------------------------------------------------
Mason Cnty., WA SDI No. 309 Shelton GOUN,
FGIC Insured, 5.125%, 12/1/20                                Aaa/NR/AAA        1,750,000           1,751,348
---------------------------------------------------------------------------------------------------------------
WA GOUN, Series S-5, FGIC Insured, Zero Coupon,
5.39%, 1/1/18/4/                                            Aaa/AAA/AAA        8,000,000           3,433,280
---------------------------------------------------------------------------------------------------------------
WA GOUN, Series S-5, FGIC Insured, Zero Coupon,
5.40%, 1/1/19/4/                                            Aaa/AAA/AAA        7,930,000           3,202,689
---------------------------------------------------------------------------------------------------------------
WA PP Supply System RRB, Nuclear Project No. 1,
5.40%, 7/1/12                                                Aa1/AA-/AA       20,000,000          20,417,600
                                                                                                ---------------
                                                                                                  31,522,441

---------------------------------------------------------------------------------------------------------------
West Virginia--0.6%
WV Parkways ED & Tourism Authority RB, FGIC
Insured, Inverse Floater, 10.06%, 5/16/19/3/                Aaa/AAA/AAA        3,600,000           3,861,000
---------------------------------------------------------------------------------------------------------------
Wisconsin--0.3%
WI Health & Educational FA RB, Aurora Medical
Group, Inc. Project, FSA Insured, 6%, 11/15/11                  Aaa/AAA        1,370,000           1,544,456
---------------------------------------------------------------------------------------------------------------
WI Housing & EDAU Home Ownership RRB,
Series A, 7.10%, 3/1/23                                          Aa2/AA          185,000             188,881
                                                                                                ---------------
                                                                                                   1,733,337

---------------------------------------------------------------------------------------------------------------
District of Columbia--0.5%
DC GOUN, Escrowed to Maturity, Series A-1,
MBIA Insured, 6%, 6/1/11                                    Aaa/AAA/AAA          100,000             113,732
---------------------------------------------------------------------------------------------------------------
DC GOUN, Unrefunded Balance, Series A-1,
MBIA Insured, 6%, 6/1/11                                    Aaa/AAA/AAA        1,900,000           2,142,136
---------------------------------------------------------------------------------------------------------------
DC Hospital RRB, Medlantic Healthcare Group,
Series A, MBIA Insured, 5.25%, 8/15/12                          Aaa/AAA        1,000,000           1,043,410
                                                                                                ---------------
                                                                                                   3,299,278

---------------------------------------------------------------------------------------------------------------
U.S. Possessions--1.1%
PR CMWLTH REF GOUN, Series 312, FSA Insured,
10.162%, 7/1/20/1,2/                                             Aaa/NR        5,000,000           5,325,000
---------------------------------------------------------------------------------------------------------------
PR Municipal FAU GOB, 9.878%, 8/1/15/1,2/                         NR/NR        1,500,000           1,847,955
                                                                                                ---------------
                                                                                                   7,172,955
                                                                                                ---------------
Total Municipal Bonds and Notes (Cost $626,221,887)                                              646,471,087

                                                 Date            Strike        Contracts
===============================================================================================================
Options Purchased-0.0%
U.S. Treasury Nts. Futures, 5 yr., 6/19/02
Put/8/ (Cost $203,040)                        5/22/02            103.50%             508             158,750

                      17 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                    Principal      Market Value
                                                                                       Amount        See Note 1
================================================================================================================
Short-Term Tax-Exempt Obligations--0.5%
NYC MWFAU WSS RB, Series A, 1.50%, 2/15/02/2/                                     $ 2,500,000      $ 2,500,000
----------------------------------------------------------------------------------------------------------------
NYS DA RB, MBIA/IBC Insured, 1.28%, 5/15/02/1,2/                                      500,000          500,000
                                                                                                   -------------
Total Short-Term Tax-Exempt Obligations (Cost $3,000,000)                                             3,000,000
----------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $629,424,927)                                          99.3%      649,629,837
----------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                           0.7         4,663,134
                                                                                  ------------------------------
Net Assets                                                                              100.0%    $ 654,292,971
                                                                                  ==============================


Footnotes to Statement of Investments
To simplify the listings of securities, abbreviations are used per the table below:

AAAU   Alliance Airport Authority, Inc.                           MEAU    Municipal Electric Authority
AB     Airport Board                                              MH      Multifamily Housing
BOE    Board of Education                                         MPA     Municipal Power Agency
CD     Commercial Development                                     MTAU    Metropolitan Transportation Authority
CDD    Community Development District                             MUD     Municipal Utility District
CMWLTH Commonwealth                                               MWFAU   Municipal Water Finance Authority
COP    Certificates of Participation                              NYC     New York City
DA     Dormitory Authority                                        NYS     New York State
DAU    Development Authority                                      PC      Pollution Control
ED     Economic Development                                       POAU    Port Authority
EDAU   Economic Development Authority                             PP      Public Power
EDFAU  Economic Development Finance Authority                     PPS     Public Power System
FA     Facilities Authority                                       RB      Revenue Bonds
FAU    Finance Authority                                          REF     Refunding
GOB    General Obligation Bonds                                   RR      Resource Recovery
GOLB   General Obligation Limited Bonds                           RRB     Revenue Refunding Bonds
GORB   General Obligation Refunding Bonds                         SCDAU   Statewide Communities Development Authority
GOUN   General Obligation Unlimited Nts.                          SDI     School District
HCF    Health Care Facilities                                     SFM     Single Family Mtg.
HDAU   Hospital Development Authority                             SPAST   Special Assessment
HEAA   Higher Education Assistance Agency                         SPF     Special Facilities
HEFAU  Higher Educational Facilities Authority                    SPO     Special Obligations
HF     Health Facilities                                          SPTX    Special Tax
HFA    Housing Finance Agency                                     SUEFS   State University Educational Facilities System
HFAU   Health Facilities Authority                                SWD     Solid Waste Disposal
HFDC   Health Facilities Development Corp.                        TUAU    Turnpike Authority
IDV    Industrial Development                                     TXAL    Tax Allocation
IDAU   Industrial Development Authority                           UDA     Urban Development Agency
ISD    Independent School District                                UDC     Urban Development Corp.
LMC    Loan Marketing Corp.                                       WSS     Water & Sewer System

                      18 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

Footnotes to Statement of Investments Continued

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $51,044,935 or 7.80% of the Fund's net assets as of January 31, 2002.
2. Represents the current interest rate for a variable or increasing rate security.
3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.
4. Zero coupon bond reflects the effective yield on the date of purchase.
5. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.
6. Issuer is in default.
7. Securities with an aggregate market value of $723,665 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.
8. Non-income-producing security.

As of January 31, 2002, securities subject to the alternative minimum tax amount to $121,654,550 or 18.59% of the Fund's net assets.

See accompanying Notes to Financial Statements.

                      19 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

STATEMENT OF ASSETS AND LIABILITIES Unaudited


January 31, 2002
========================================================================================================
Assets

Investments, at value (cost $629,424,927)--see accompanying statement                     $ 649,629,837
--------------------------------------------------------------------------------------------------------
Cash                                                                                            871,132
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                      6,896,648
Investments sold on a when-issued basis                                                       1,979,103
Shares of beneficial interest sold                                                              317,943
Daily variation on futures contracts                                                             28,500
Other                                                                                            10,455
                                                                                          --------------
Total assets                                                                                659,733,618

========================================================================================================
Liabilities

Payables and other liabilities:
Investments purchased on a when-issued basis                                                  1,969,523
Dividends                                                                                     1,899,129
Shares of beneficial interest redeemed                                                        1,237,928
Distribution and service plan fees                                                              129,614
Trustees' compensation                                                                          121,832
Shareholder reports                                                                              62,373
Transfer and shareholder servicing agent fees                                                       510
Other                                                                                            19,738
                                                                                          --------------
Total liabilities                                                                             5,440,647

========================================================================================================
Net Assets                                                                                $ 654,292,971
                                                                                          ==============

========================================================================================================
Composition of Net Assets

Paid-in capital                                                                           $ 662,508,417
--------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                        (1,174,946)
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                             (27,279,254)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                    20,238,754
                                                                                          --------------
Net Assets                                                                                $ 654,292,971
                                                                                          ==============

========================================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$562,962,429 and 60,351,707 shares of beneficial interest outstanding)                           $ 9.33
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                      $ 9.80
--------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $74,283,022
and 7,985,688 shares of beneficial interest outstanding)                                         $ 9.30
--------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,047,520
and 1,832,913 shares of beneficial interest outstanding)                                         $ 9.30

See accompanying Notes to Financial Statements.

                      20 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

STATEMENT OF OPERATIONS STATMENTS Unaudited

For the Six Months Ended January 31, 2002
==========================================================================================
Investment Income

Interest                                                                    $ 20,933,223

==========================================================================================
Expenses

Management fees                                                                1,772,864
------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                          666,709
Class B                                                                          380,878
Class C                                                                           87,728
------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                    270,783
------------------------------------------------------------------------------------------
Custodian fees and expenses                                                       32,977
------------------------------------------------------------------------------------------
Other                                                                             58,251
                                                                            --------------
Total expenses                                                                 3,270,190
Less voluntary waiver of expenses                                                (27,739)
Less reduction to custodian expenses                                              (6,216)
                                                                            --------------
Net expenses                                                                   3,236,235

==========================================================================================
Net Investment Income                                                         17,696,988

==========================================================================================
Realized and Unrealized Gain (Loss)

Net realized gain (loss) on:
Investments                                                                   (3,320,478)
Closing of futures contracts                                                  (1,985,587)
Closing and expiration of option contracts written                                28,321
                                                                            --------------
Net realized gain (loss)                                                      (5,277,744)

------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments          (12,530,359)
                                                                            --------------
Net realized and unrealized gain (loss)                                      (17,808,103)

==========================================================================================
Net Decrease in Net Assets Resulting from Operations                        $   (111,115)
                                                                            ==============

See accompanying Notes to Financial Statements.


                      21 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       Six Months
                                                                            Ended
                                                                      January 31,         Year Ended
                                                                             2002           July 31,
                                                                      (Unaudited)               2001
=======================================================================================================
Operations

Net investment income (loss)                                        $  17,696,988       $ 32,240,888
-------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                               (5,277,744)       (17,579,250)
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                  (12,530,359)        39,353,436
                                                                    -----------------------------------
Net increase (decrease) in net assets resulting from operations          (111,115)        54,015,074

=======================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A                                                               (15,234,740)       (28,787,828)
Class B                                                                (1,693,890)        (3,048,431)
Class C                                                                  (390,072)          (675,129)

=======================================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                (6,367,109)        83,428,384
Class B                                                                  (626,617)        17,423,990
Class C                                                                   377,694          4,454,324

=======================================================================================================
Net Assets
Total increase (decrease)                                             (24,045,849)       126,810,384
-------------------------------------------------------------------------------------------------------
Beginning of period                                                   678,338,820        551,528,436
                                                                    -----------------------------------
End of period [including undistributed (overdistributed) net
investment income of $(1,174,946) and ($1,553,232), respectively]   $ 654,292,971       $678,338,820
                                                                    ===================================

See accompanying Notes to Financial Statements.

                      22 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

FINANCIAL HIGHLIGHTS


                                                      Six Months|                                                           Year|
                                                           Ended|                                                          Ended|
                                                January 31, 2002|                                                       July 31,|
Class A                                              (Unaudited)|       2001        2000         1999        1998           1997|
====================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $    9.57   $    9.35   $   10.02    $   10.27   $   10.24      $    9.74
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .25         .52         .52          .52         .51            .55
Net realized and unrealized gain (loss)                     (.24)        .22        (.61)        (.25)        .04            .49
                                                       -----------------------------------------------------------------------------
Total income (loss) from investment
operations                                                   .01         .74        (.09)         .27         .55           1.04
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:

Dividends from net investment income                        (.25)       (.52)       (.52)        (.52)       (.52)          (.54)
Distributions from net realized gain                          --          --        (.06)          --          --             --
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.25)       (.52)       (.58)        (.52)       (.52)          (.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    9.33   $    9.57   $    9.35    $   10.02   $   10.27      $   10.24
                                                       =============================================================================

====================================================================================================================================
Total Return, at Net Asset Value/1/                         0.09%       8.03%      (0.85)%       2.57%       5.55%         10.97%

====================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $ 562,962   $ 584,325   $ 482,152    $ 568,673   $ 579,570      $ 586,546
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 577,336   $ 531,286   $ 515,007    $ 587,197   $ 581,630      $ 582,624
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/2/
Net investment income                                       5.34%       5.38%       5.54%        5.00%       5.00%          5.55%
Expenses                                                    0.86%       0.85%       0.90%        0.87%       0.87%/3/       0.87%/3/
Expenses, net of voluntary waiver of expenses
and/or reduction to custodian expenses                      0.85%        N/A         N/A          N/A         N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        8%         20%         14%          18%         21%            24%


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                      23 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

FINANCIAL HIGHLIGHTS Continued

                                                      Six Months                                                            Year
                                                           Ended                                                           Ended
                                                January 31, 2002                                                        July 31,
Class B                                              (Unaudited)        2001         2000          1999        1998         1997
====================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $   9.55     $   9.33     $  10.00     $   10.25    $  10.22    $    9.73
 -----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .22          .45          .43           .44         .43          .47
Net realized and unrealized gain (loss)                     (.26)        .21         (.60)         (.25)        .04          .48
                                                       -----------------------------------------------------------------------------
Total income (loss) from investment
operations                                                  (.04)        .66         (.17)          .19         .47          .95
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.21)       (.44)        (.44)         (.44)       (.44)        (.46)
Distributions from net realized gain                          --          --         (.06)           --          --           --
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.21)        (.44)        (.50)         (.44)       (.44)        (.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   9.30     $   9.55     $   9.33     $   10.00    $  10.25     $  10.22
                                                       =============================================================================

====================================================================================================================================
Total Return, at Net Asset Value/1/                       (0.40)%       7.23%       (1.62)%        1.78%       4.75%       10.05%

====================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $ 74,283     $ 76,880     $ 57,204     $ 90,022     $ 91,677     $ 83,897
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 75,541     $ 65,563     $ 70,072     $ 96,352     $ 88,531     $ 77,881
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/2/
Net investment income                                      4.57%        4.60%        4.75%         4.22%       4.21%        4.76%
Expenses                                                   1.63%        1.62%        1.67%         1.65%       1.65%/3/     1.65%/3/
Expenses, net of voluntary waiver of expenses
and/or reduction to custodian expenses                     1.62%         N/A          N/A           N/A         N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       8%          20%          14%           18%         21%          24%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                      24 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

                                                     Six Months|                                                            Year|
                                                          Ended|                                                           Ended|
                                               January 31, 2002|                                                        July 31,|
Class C                                              Unaudited)|        2001        2000         1999        1998           1997|
====================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $   9.55     $   9.33    $  10.00     $  10.25    $  10.22      $    9.73
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .22          .44         .44          .44         .43            .46
Net realized and unrealized gain (loss)                    (.26)         .22        (.61)        (.25)        .04            .49
                                                       -----------------------------------------------------------------------------
Total income (loss) from investment
operations                                                 (.04)         .66        (.17)         .19         .47            .95
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.21)        (.44)       (.44)        (.44)       (.44)          (.46)
Distributions from net realized gain                         --           --        (.06)          --          --             --
                                                       -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.21)        (.44)       (.50)        (.44)       (.44)          (.46)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   9.30     $   9.55    $   9.33     $  10.00    $  10.25      $   10.22
                                                       =============================================================================

Total Return, at Net Asset Value/1/                       (0.40)%       7.23%      (1.62)%       1.78%       4.75%         10.03%

====================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)               $ 17,048     $ 17,134    $ 12,173     $ 18,621    $ 12,857      $   8,648
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 17,403     $ 14,506    $ 14,497     $ 16,868    $ 10,655      $   5,724
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:/2/
Net investment income                                      4.57%        4.60%       4.76%        4.22%       4.30%          4.72%
Expenses                                                   1.63%        1.62%       1.67%        1.65%       1.64%/3/       1.67%/3/
Expenses, net of voluntary waiver of expenses and/or
reduction to custodian expenses                            1.62%         N/A         N/A          N/A         N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       8%          20%         14%          18%         21%            24%



1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                      25 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Significant Accounting Policies
Oppenheimer Municipal Bond Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal income taxes as is available from investing in municipal securities, while attempting to preserve capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of January 31, 2002, the Fund had entered into net outstanding when - issued commitments of $9,580.

                       26 | OPPENHEIMER MUNICIPAL BOND FUND
                          |
                          |

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2002, securities with an aggregate market value of $269,100, representing 0.04% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $64,983,875 as of January 31, 2002. Including the effect of leverage, inverse floaters represent 9.85% of the Fund's total assets as of January 31, 2002.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

     As of January 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $30,312,533. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

     As of July 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

          Expiring
          ------------------------------------------
          2008/1/                        $ 3,000,399
          2009/1/                             95,836
          2009                             6,666,277
                                         -----------
          Total                          $ 9,762,512
                                         ===========

1. The capital loss carryover was acquired in connection with the Oppenheimer Insured Municipal Fund merger.

                      27 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

===============================================================================
1. Significant Accounting Policies Continued
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2002, the Fund's projected benefit obligations were increased by $7,286 and payments of $11,904 were made to retired trustees, resulting in an accumulated liability of $118,953 as of January 31, 2002.

     The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

-------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

-------------------------------------------------------------------------------
Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

-------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                      28 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

===============================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                Six Months Ended January 31, 2002          Year Ended July 31, 2001
                                        Shares             Amount           Shares           Amount
---------------------------------------------------------------------------------------------------
Class A
Sold                                 5,388,896       $ 51,333,831        13,223,009   $ 117,975,682
Dividends and/or
distributions reinvested             1,042,183          9,907,022         1,941,434      18,388,800
Acquisition--Note 8                         --                 --         9,659,347      92,246,765
Redeemed                            (7,123,910)       (67,607,962)      (15,333,330)   (145,182,863)
                                    ---------------------------------------------------------------
Net increase (decrease)               (692,831)      $ (6,367,109)        9,490,460   $  83,428,384
                                    ===============================================================

---------------------------------------------------------------------------------------------------
Class B
Sold                                   767,306       $  7,258,876         1,860,418   $  16,659,142
Dividends and/or
distributions reinvested                98,705            935,955           176,632       1,669,318
Acquisition--Note 8                         --                 --         2,018,542      19,216,517
Redeemed                              (932,301)        (8,821,448)       (2,133,730)    (20,120,987)
                                    ---------------------------------------------------------------
Net increase (decrease)                (66,290)      $   (626,617)        1,921,862   $  17,423,990
                                    ===============================================================

---------------------------------------------------------------------------------------------------
Class C
Sold                                   315,892       $  2,995,125           607,263   $   5,535,017
Dividends and/or
distributions reinvested                28,906            273,945            45,452         429,497
Acquisition--Note 8                         --                 --           394,023       3,751,103
Redeemed                              (306,662)        (2,891,376)         (556,599)     (5,261,293)
                                    ---------------------------------------------------------------
Net increase (decrease)                 38,136       $    377,694           490,139   $   4,454,324
                                    ===============================================================

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2002, were $56,074,479 and $74,699,547, respectively.

===============================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million and 0.35% of average annual net assets over $1 billion. Effective January 1, 2002, the Manager has voluntarily agreed to waive advisory fees at an annual rate equal to 0.05% of the Fund's average daily net assets until the Fund's trailing one-year performance percentile at the end of the preceding quarter is in the third quintile or better of the Fund's Lipper peer group. The foregoing waiver is voluntary and may be terminated by the Manager at any time. The Fund's management fee for the six months ended January 31, 2002, was an annualized rate of 0.52%.

                      29 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

================================================================================
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            Aggregate            Class A           Concessions       Concessions      Concessions
                            Front-End          Front-End            on Class A        on Class B       on Class C
                        Sales Charges      Sales Charges                Shares            Shares           Shares
                           on Class A        Retained by           Advanced by       Advanced by      Advanced by
Six Months Ended               Shares        Distributor        Distributor/1/    Distributor/1/   Distributor/1/
-----------------------------------------------------------------------------------------------------------------
January 31, 2002            $ 301,208           $ 64,791              $ 8,069          $ 200,056         $ 18,976

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                        Class A                          Class B                          Class C
                            Contingent Deferred              Contingent Deferred              Contingent Deferred
                                  Sales Charges                    Sales Charges                    Sales Charges
Six Months Ended        Retained by Distributor          Retained by Distributor          Retained by Distributor
-----------------------------------------------------------------------------------------------------------------
January 31, 2002                        $  250                         $  65,587                         $  2,209


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2002, payments under the Class A plan totaled $666,709, all of which were paid by the Distributor to recipients, and included $43,989 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the

                      30 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |
period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended January 31, 2002, were as follows:

                                                                                      Distributor's
                                                            Distributor's                 Aggregate
                                                                Aggregate              Unreimbursed
                                                             Unreimbursed             Expenses as %
                  Total Payments       Amount Retained           Expenses             of Net Assets
                      Under Plan        by Distributor         Under Plan                  of Class
---------------------------------------------------------------------------------------------------
Class B Plan           $ 380,878             $ 299,721        $ 2,430,149                     3.27%
Class C Plan              87,728                21,270            377,820                     2.22

5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
     The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

                      31 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

================================================================================
5. Futures Contracts Continued

  Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

  Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of January 31, 2002, the Fund had outstanding futures contracts as follows:

                                                                                                     Unrealized
                                                              Number of      Valuation as of       Appreciation
Contract Description                   Expiration Date        Contracts     January 31, 2002     (Depreciation)
-----------------------------------------------------------------------------------------------------------------
Contracts to Sell
U.S. Treasury Nts., 10 yr.                     3/19/02              114          $12,069,750            $33,844

================================================================================
6. Illiquid Securities

As of January 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2002, was $11,737,732, which represents 1.79% of the Fund's net assets.

================================================================================
7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

  The Fund had no borrowings outstanding during the six months ended or at January 31, 2002.

                       32 | OPPENHEIMER MUNICIPAL BOND FUND
                          |
                          |

================================================================================
8. Acquisition of Oppenheimer Insured Municipal Fund

On January 26, 2001, the Fund acquired all of the net assets of Oppenheimer Insured Municipal Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Insured Municipal Fund shareholders on February 29, 2000. The Fund issued (at an exchange ratio of 1.775865 for Class A, 1.782453 for Class B and 1.780957 for Class C of the Fund to one share of Oppenheimer Municipal Bond Fund) 9,659,347; 2,018,542 and 394,023 shares of beneficial interest for Class A, Class B and Class C, respectively, valued at $92,246,765; $19,216,517 and $3,751,103 in exchange for the net assets, resulting in combined Class A net assets of $577,703,446, Class B net assets of $74,499,856 and Class C net assets of $16,501,075 on January 26, 2001. The net assets acquired included net unrealized appreciation of $8,201,459 and unused capital loss carryover of $8,728,421 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

                       33 | OPPENHEIMER MUNICIPAL BOND FUND
                          |
                          |

OPPENHEIMER MUNICIPAL BOND FUND

================================================================================
Officers and Trustees       Leon Levy, Chairman of the Board of Trustees
                            Donald W. Spiro, Vice Chairman of the Board of
                            Trustees
                            John V. Murphy, President and Trustee
                            Robert G. Galli, Trustee
                            Phillip A. Griffiths, Trustee
                            Benjamin Lipstein, Trustee
                            Elizabeth B. Moynihan, Trustee
                            Kenneth A. Randall, Trustee
                            Edward V. Regan, Trustee
                            Russell S. Reynolds, Jr., Trustee
                            Clayton K. Yeutter, Trustee
                            Merrell Hora, Vice President
                            Jerry A. Webman, Vice President
                            Robert G. Zack, Secretary
                            Brian W. Wixted, Treasurer
                            Robert J. Bishop, Assistant Treasurer
                            Scott T. Farrar, Assistant Treasurer
                            Katherine P. Feld, Assistant Secretary
                            Kathleen T. Ives, Assistant Secretary
                            Denis R. Molleur, Assistant Secretary

================================================================================
Investment Advisor          OppenheimerFunds, Inc.

================================================================================
Distributor                 OppenheimerFunds Distributor, Inc.

================================================================================
Transfer and Shareholder    OppenheimerFunds Services
Servicing Agent

================================================================================
Custodian of                Citibank, N.A.
Portfolio Securities

================================================================================
Independent Auditors        KPMG LLP

================================================================================
Legal Counsel               Mayer, Brown, Rowe and Maw

                            The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                            Oppenheimer funds are distributed by
                            OppenheimerFunds Distributor, Inc. 498 Seventh Avenue, New York, NY 10018

         (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.

                       34 | OPPENHEIMER MUNICIPAL BOND FUND
                          |
                          |

OPPENHEIMERFUNDS FAMILY

Global Equity          Developing Markets Fund                  Global Fund
                       International Small Company Fund         Quest Global Value Fund
                       Europe Fund                              Global Growth & Income Fund
                       International Growth Fund
---------------------------------------------------------------------------------------------------------
Equity                 Stock                                    Stock & Bond
                       Emerging Technologies Fund               Quest Opportunity Value Fund
                       Emerging Growth Fund                     Total Return Fund
                       Enterprise Fund                          Quest Balanced Value Fund
                       Discovery Fund                           Capital Income Fund
                       Main Street(R) Small Cap Fund            Multiple Strategies Fund
                       Small Cap Value Fund                     Disciplined Allocation Fund
                       MidCap Fund                              Convertible Securities Fund
                       Main Street(R) Opportunity Fund          Specialty
                       Growth Fund                              Real Asset Fund(R)
                       Capital Appreciation Fund                Gold & Special Minerals Fund
                       Main Street(R) Growth & Income Fund      Tremont Market Neutral Fund, LLC/2/
                       Value Fund                               Tremont Opportunity Fund, LLC/2/
                       Quest Capital Value Fund
                       Quest Value Fund
                       Trinity Large Cap Growth Fund1
                       Trinity Core Fund
                       Trinity Value Fund
---------------------------------------------------------------------------------------------------------
Income                 Taxable                                  Municipal
                       International Bond Fund                  California Municipal Fund/5/
                       High Yield Fund                          New Jersey Municipal Fund/5/
                       Champion Income Fund                     New York Municipal Fund/5/
                       Strategic Income Fund                    Pennsylvania Municipal Fund/5/
                       Bond Fund                                Municipal Bond Fund
                       Senior Floating Rate Fund                Intermediate Municipal Fund
                       U.S. Government Trust
                       Limited-Term Government Fund
                       Capital Preservation Fund/3/
                       Rochester Division
                       Rochester National Municipals/4/
                       Rochester Fund Municipals
                       Limited Term New York Municipal Fund
---------------------------------------------------------------------------------------------------------
Select Managers        Stock                                    Stock & Bond
                       Mercury Advisors Focus Growth Fund       QM Active Balanced Fund/3/
                       Gartmore Millennium Growth Fund II
                       Jennison Growth Fund
                       Salomon Brothers Capital Fund
                       Mercury Advisors S&P 500(R) Index Fund/3/
---------------------------------------------------------------------------------------------------------
Money Market/6/        Money Market Fund                        Cash Reserves



1. Oppenheimer Trinity Growth Fund was reorganized into Oppenheimer Large Cap Growth Fund and was renamed Oppenheimer Trinity Large Cap Growth Fund effective 10/12/01.
2. Special investor qualification and minimum investment requirements apply.See the prospectus for details.
3. Available only through qualified retirement plans.
4. The Fund's name was changed from "Oppenheimer Florida Municipal Fund" on 10/1/01.
5. Available to investors only in certain states.
6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.Although these funds may seek to preserve the value of your investment at $1.00 per share,it is possible to lose money by investing in these funds.

                      35 | OPPENHEIMER MUNICIPAL BOND FUND
                         |
                         |

INFORMATION AND SERVICES

Get This Report Online!
With OppenheimerFunds eDocs Direct, you'll receive email notification when shareholder reports, prospectuses or prospectus supplements for your fund(s) become available online, instead of receiving them through the mail. You'll be able to quickly view, download and print them at your convenience. Sign up today at www.oppenheimerfunds.com.


Internet
24-hr access to account information and transactions/1/
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
General Information
Mon-Fri 8am-9pm ET, Sat (January-April) 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
PhoneLink/1/
24-hr automated information and automated transactions
1.800 CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
Ticker Symbols Class A: OPTAX Class B: OTFBX Class C: OMFCX
--------------------------------------------------------------------------------

1. At times, the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


                                                      [LOGO] OppenheimerFunds(R)
                                                               Distributor, Inc.